Segment information (Tables)	6 Months Ended
Jun. 30, 2018
Geographical and business segment reporting
Schedule of interest income by geographical area

	Revenue by interest by
	geographical area
	(Millions of euros)
	Consolidated
Geographical area	06-30-2018	06-30-2017

Spain	3,707	2,989
Abroad:	23,197	25,643
European Union	6,001	5,944
OECD countries	7,446	7,700
Other countries	9,750	11,999
Total	26,904	28,632

Schedule of revenue by geographical segment

	Revenue (Millions of euros)
	Revenue from external		Inter-segment
	customers		revenue		Total revenue
Segment	06-30-2018	06-30-2017	06-30-2018	06-30-2017	06-30-2018	06-30-2017
Continental Europe	9,972	8,454	310	649	10,282	9,103
United Kingdom	4,170	4,473	234	42	4,404	4,515
Latin America	18,639	20,679	(169)	(396)	18,470	20,283
United States	4,082	4,613	122	74	4,204	4,687
Corporate Activities	337	36	1,735	1,827	2,072	1,863
Inter-segment revenue adjustments and eliminations	—	—	(2,232)	(2,196)	(2,232)	(2,196)
Total	37,200	38,255	—	—	37,200	38,255

Schedule of reconciliation of consolidated profit after tax to operating profit before tax

	Consolidated profit
	(Millions of euros)
Segment	06-30-2018	06-30-2017

Continental Europe	1,645	1,648
United Kingdom	705	837
Latin America	2,633	2,494
United States	472	373
Corporate Activities	(934)	(1,021)
Total profit of the segments reported	4,521	4,331
(+/-) Unallocated profit/loss	—	—
(+/-) Elimination of inter-segment profit/loss	—	—
(+/-) Other profit/loss	—	—
(+/-) Income tax and/or profit from discontinued operations	2,378	2,254
Profit before tax	6,899	6,585